May 3, 2011

Deborah O’Neal-Johnson
Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:     T. Rowe Price Balanced Fund, Inc.
          File Nos. 033-38791/811-6275

          T. Rowe Price Blue Chip Growth Fund, Inc.
            T. Rowe Price Blue Chip Growth Fund--Advisor Class
            T. Rowe Price Blue Chip Growth Fund--R Class
          File Nos. 033-49581/811-7059

          T. Rowe Price Capital Appreciation Fund
            T. Rowe Price Capital Appreciation Fund--Advisor Class
          File Nos. 033-05646/811-4519

          T. Rowe Price Capital Opportunity Fund, Inc.
            T. Rowe Price Capital Opportunity Fund--Advisor Class
            T. Rowe Price Capital Opportunity Fund--R Class
          File Nos. 033-56015/811-07225

          T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.
          File Nos. 333-109958/811-21454

          T. Rowe Price Diversified Small-Cap Growth Fund, Inc.
          File Nos. 333-26323/811-08203

          T. Rowe Price Dividend Growth Fund, Inc.
            T. Rowe Price Dividend Growth Fund--Advisor Class
          File Nos. 033-49187/811-7055

          T. Rowe Price Equity Income Fund
            T. Rowe Price Equity Income Fund--Advisor Class
            T. Rowe Price Equity Income Fund--R Class
          File Nos. 033-00070/811-4400

          T. Rowe Price Financial Services Fund, Inc.
          File Nos. 333-09551/811-07749

          T. Rowe Price Global Real Estate Fund, Inc.
            T. Rowe Price Global Real Estate Fund--Advisor Class
          File Nos. 333-153130/811-22218

            T. Rowe Price Global Technology Fund, Inc.
            File Nos. 333-40086/811-09995

            T. Rowe Price Growth & Income Fund, Inc.
            File Nos. 002-79190/811-3566

May 3, 2011

Page Two

            T. Rowe Price Growth Stock Fund, Inc.
               T. Rowe Price Growth Stock Fund--Advisor Class
               T. Rowe Price Growth Stock Fund--R Class
            File Nos. 002-10780/811-579

            T. Rowe Price Health Sciences Fund, Inc.
            File Nos. 033-63759/811-07381

            T. Rowe Price Index Trust, Inc.
               T. Rowe Price Equity Index 500 Fund
               T. Rowe Price Extended Equity Market Index Fund
               T. Rowe Price Total Equity Market Index Fund
               File Nos. 033-32859/811-5986

            T. Rowe Price Institutional Equity Funds, Inc.
               T. Rowe Price Institutional Large-Cap Core Growth Fund
               T. Rowe Price Institutional Large-Cap Growth Fund
               T. Rowe Price Institutional Large-Cap Value Fund
               T. Rowe Price Institutional Mid-Cap Equity Growth Fund
               T. Rowe Price Institutional Small-Cap Stock Fund
               T. Rowe Price Institutional U.S. Structured Research Fund
            File Nos. 333-04753/811-07639

            T. Rowe Price Institutional International Funds, Inc.
               T. Rowe Price Institutional Emerging Markets Bond Fund
               T. Rowe Price Institutional International Bond Fund
            File Nos. 033-29697/811-5833

            T. Rowe Price International Funds, Inc.
               T. Rowe Price Emerging Markets Bond Fund
               T. Rowe Price International Bond Fund
               T. Rowe Price International Bond Fund--Advisor Class
            File Nos. 002-65539/811-2958

            T. Rowe Price Media & Telecommunications Fund, Inc.
            File Nos. 333-27963/811-07075

            T. Rowe Price Mid-Cap Growth Fund, Inc.
               T. Rowe Price Mid-Cap Growth Fund--Advisor Class
               T. Rowe Price Mid-Cap Growth Fund--R Class
            File Nos. 033-47806/811-6665

            T. Rowe Price Mid-Cap Value Fund, Inc.
               T. Rowe Price Mid-Cap Value Fund--Advisor Class
               T. Rowe Price Mid-Cap Value Fund--R Class
            File Nos. 333-02993/811-07605

May 3, 2011

Page Three

            T. Rowe Price New America Growth Fund
               T. Rowe Price New America Growth Fund--Advisor Class
            File Nos. 002-99122/811-4358

            T. Rowe Price New Era Fund, Inc.
            File Nos. 002-29866/811-1710

            T. Rowe Price New Horizons Fund, Inc.
            File Nos. 002-18099/811-958

            T. Rowe Price Real Assets Fund, Inc.
            File Nos. 333-1666395/811-22410

            T. Rowe Price Real Estate Fund, Inc.
               T. Rowe Price Real Estate Fund--Advisor Class
            File Nos. 333-36137/811-08371

            T. Rowe Price Science & Technology Fund, Inc.
               T. Rowe Price Science & Technology Fund--Advisor Class
            File Nos. 033-16567/811-5299

            T. Rowe Price Small-Cap Stock Fund, Inc.
               T. Rowe Price Small-Cap Stock Fund--Advisor Class
            File Nos. 002-12171/811-696

            T. Rowe Price Small-Cap Value Fund, Inc.
               T. Rowe Price Small-Cap Value Fund--Advisor Class
            File Nos. 002-43237/811-2215

            T. Rowe Price Spectrum Fund, Inc.
               Spectrum Growth Fund
               Spectrum Income Fund
               Spectrum International Fund
            File Nos. 033-10992/811-4998

            T. Rowe Price U.S. Large-Cap Core Fund, Inc.

               T. Rowe Price U.S. Large-Cap Core Fund--Advisor Class
            File Nos. 333-158764/811-22293

            T. Rowe Price Value Fund, Inc.
               T. Rowe Price Value Fund--Advisor Class
            File Nos. 033-54963/811-07209

Dear Ms. O’Neal-Johnson:

This letter accompanies our filing of the above-referenced Funds’ Statement of Additional Information under Rule 497(j) of the Securities Act of 1933. There are no changes to the Funds’ Statement of Additional Information or prospectuses that were filed under Rule 485(b) on April 28, 2011 and April 29, 2011.

May 3, 2011

Page Four

The Prospectuses and Statement of Additional Information went effective automatically on May 1, 2011.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Brian R. Poole at 410-345-6646.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman